TAX EXPENSE	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
TAX EXPENSE
NOTE 14: TAX EXPENSE
(A)    Analysis of tax (expense) credit for the year

	2022 £m	2021 £m	2020 £m
UK corporation tax:
Current tax on profit for the year	(1,152)	(1,472)	(480)
Adjustments in respect of prior years	31	94	355
	(1,121)	(1,378)	(125)
Foreign tax:
Current tax on profit for the year	(74)	(51)	(27)
Adjustments in respect of prior years	(9)	21	25
	(83)	(30)	(2)
Current tax expense	(1,204)	(1,408)	(127)

Deferred tax:
Current year	(390)	546	611
Adjustments in respect of prior years	221	(155)	(323)
Deferred tax (expense) credit	(169)	391	288
Tax (expense) credit	(1,373)	(1,017)	161
The tax (expense) credit is made up as follows:

	2022 £m	2021 £m	2020 £m
Tax (expense) credit attributable to policyholders	(40)	(163)	4
Shareholder tax (expense) credit	(1,333)	(854)	157
Tax (expense) credit	(1,373)	(1,017)	161
(B)    Factors affecting the tax (expense) credit for the year
The UK corporation tax rate for the year was 19.0 per cent (2021: 19.0 per cent; 2020: 19.0 per cent). An explanation of the relationship between tax (expense) credit and accounting profit is set out below.

	2022 £m	2021 £m	2020 £m
Profit before tax	6,928	6,902	1,226
UK corporation tax thereon	(1,316)	(1,311)	(233)
Impact of surcharge on banking profits	(339)	(439)	(107)
Non-deductible costs: conduct charges	(5)	(185)	(24)
Non-deductible costs: bank levy	(28)	(22)	(38)
Other non-deductible costs	(72)	(83)	(74)
Non-taxable income	134	40	59
Tax relief on coupons on other equity instruments	83	81	86
Tax-exempt gains on disposals	67	140	81
Tax losses where no deferred tax recognised	11	(1)	(58)
Remeasurement of deferred tax due to rate changes	(53)	954	350
Differences in overseas tax rates	(63)	(19)	15
Policyholder tax	(65)	(63)	(46)
Policyholder deferred tax asset in respect of life assurance expenses	33	(69)	49
Adjustments in respect of prior years	243	(40)	104
Tax effect of share of results of joint ventures	(3)	–	(3)
Tax (expense) credit	(1,373)	(1,017)	161
On 17 November 2022 the UK Government confirmed its intention to implement the G20-OECD Inclusive Framework Pillar 2 rules in the UK, including a Qualified Domestic Minimum Top-Up Tax rule. This legislation, which is expected to be enacted in 2023, will seek to ensure that UK-headquartered multinational enterprises pay a minimum tax rate of 15 per cent on UK and overseas profits arising after 31 December 2023. As the UK rate of corporation tax in 2024 will be 25 per cent, and the Group’s business is primarily in the UK, the impact of these rules on the Group is not expected to be material.